Vessels, net, Vessels' Impairment (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) Vessel
Vessels' Impairment [Abstract]
Number of vessels impaired | Vessel			1
Impairment losses	$ 0	$ 0	$ 339
Rotterdam [Member] | Fair Value, Nonrecurring [Member] | Level 2 [Member]
Vessels' Impairment [Abstract]
Fair value of impaired vessels			18,130
Discontinued Operations [Member]
Vessels' Impairment [Abstract]
Impairment losses			339
Discontinued Operations [Member] | Rotterdam [Member]
Vessels' Impairment [Abstract]
Impairment of assets held for sale			$ 339